OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

	US dollars
	December 31,
(in thousands)	2022	2021

Accrued expenses	11,937	14,967
Accrued payroll and related taxes	8,359	8,395
Government institutions	7,958	7,513
Accrued dividend	4,179	4,403
Operating lease liabilities, current	3,019	2,940
Others	1,955	2,549
	37,407	40,767